Consolidated Statements of Earnings - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenue	$ 12,164,115,000	$ 12,111,236,000
Operating expenses
Costs of services, selling and administrative	10,302,068,000	10,284,007,000
Acquisition-related and integration costs	76,794,000	77,417,000
Restructuring costs	155,411,000	0
Net finance costs	114,474,000	70,630,000
Foreign exchange (gain) loss	(899,000)	2,234,000
Operating expenses	10,647,848,000	10,434,288,000
Earnings before income taxes	1,516,267,000	1,676,948,000
Income tax expense	398,405,000	413,741,000
Net earnings	$ 1,117,862,000	$ 1,263,207,000
Earnings per share
Basic earnings per share (CAD per share)	$ 4.27	$ 4.63
Diluted earnings per share (CAD per share)	$ 4.20	$ 4.55